INCOME TAXES (Details Narrative) € in Millions		6 Months Ended				12 Months Ended
	Jan. 05, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Jun. 30, 2026 PLN (zł)	Dec. 31, 2025 PLN (zł)	Jun. 30, 2025 USD ($)	Dec. 31, 2023 USD ($)
CADV Ventures S.A [Member]
Statutory income tax rate						19.00%	19.00%	19.00%	19.00%
Annual revenue | $						$ 772,833		$ 539,066
Historical profit | $						$ 573,587		343,837
Operating loss carryforwards, limitations on use description						Under Article 7(5) of the Polish CIT Act, tax losses incurred in a given tax year may be carried forward and utilized to offset taxable income from the same source over the next five consecutive tax years. Taxpayers have the option to either deduct up to 50% of the original loss in any single year, or utilize a one-time deduction of up to PLN 5 million (US$1.33 million) from the income of one of the five subsequent years, with any remaining balance capped at 50% per year.	Under Article 7(5) of the Polish CIT Act, tax losses incurred in a given tax year may be carried forward and utilized to offset taxable income from the same source over the next five consecutive tax years. Taxpayers have the option to either deduct up to 50% of the original loss in any single year, or utilize a one-time deduction of up to PLN 5 million (US$1.33 million) from the income of one of the five subsequent years, with any remaining balance capped at 50% per year.
Net operating loss carried forward						$ 249,689					zł 899,279
Deferred tax assets valuation allowance | $						$ 51,381		92,687
Kukugan Invest [Member]
Statutory income tax rate	19.00%	19.00%			19.00%
Preferential corporate income tax rate	19.00%	19.00%			19.00%
Operating loss carryforwards, limitations on use description		Under Article 7(5) of the Polish CIT Act, tax losses incurred in a given tax year may be carried forward and utilized to offset taxable income from the same source over the next five consecutive tax years. Taxpayers have the option to either deduct up to 50% of the original loss in any single year, or utilize a one-time deduction of up to PLN 5 million (US$1.33 million) from the income of one of the five subsequent years, with any remaining balance capped at 50% per year.
Net operating loss carried forward				$ 177,453						zł 669,140
Successor	Predecessor	Successor	Successor	Successor	Predecessor	Predecessor	Predecessor
Deferred tax assets valuation allowance | $	$ 51,420			$ 40,525		$ 51,381		$ 92,687				$ 60,972
POLAND | CADV Ventures S.A [Member]
Statutory income tax rate						19.00%	19.00%
Preferential corporate income tax rate						9.00%	9.00%
Preferential intellectual property box tax						5.00%	5.00%
POLAND | CADV Ventures S.A [Member] | Maximum [Member]
Annual revenue | €							€ 2
Historical profit | €							€ 2		€ 2
POLAND | Kukugan Invest [Member]
Statutory income tax rate		19.00%
Preferential corporate income tax rate		9.00%
Preferential intellectual property box tax		5.00%
POLAND | Kukugan Invest [Member] | Maximum [Member]
Annual revenue | €		€ 2
Historical profit | €			€ 2		€ 2
CAYMAN ISLANDS | Kukugan Invest [Member]
Statutory income tax rate		0.00%